Short-term Borrowings and Long-term Debt Schedule of Debt Maturities (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Schedule of Short-Term Borrowings [Abstract]
2016	$ 4,810
2017	2,312
2018	1,523
2019	3,518
2020	514
Thereafter	33,219
Long-term Debt	$ 45,896	$ 45,874